THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP VALUE FUND JANUARY 31, 2022 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 95.3%

	Shares	Value
COMMUNICATION SERVICES — 10.8%
John Wiley & Sons, Cl A	49,372	$2,505,629
Nexstar Media Group, Cl A	28,641	4,736,649
WideOpenWest *	75,061	1,396,885
Ziff Davis *	36,880	3,874,613

		12,513,776

CONSUMER DISCRETIONARY — 6.4%
Everi Holdings *	59,924	1,184,697
Lithia Motors, Cl A	9,819	2,868,425
Oxford Industries	25,107	2,068,566
Ruth’s Hospitality Group	66,896	1,339,927

		7,461,615

CONSUMER STAPLES — 2.6%
Spectrum Brands Holdings	33,590	3,002,274

ENERGY — 6.8%
Archaea Energy *	84,115	1,454,348
Magnolia Oil & Gas, Cl A	111,541	2,412,632
Rattler Midstream	104,580	1,359,540
Viper Energy Partners	98,859	2,673,147

		7,899,667

FINANCIALS — 21.8%
BGC Partners, Cl A	420,689	1,775,308
Columbia Banking System	82,665	2,874,262
FB Financial	81,556	3,630,873
First Merchants	95,998	4,073,195
Pacific Premier Bancorp	102,574	3,923,455
PacWest Bancorp	117,083	5,436,164
Starwood Property Trust ‡	146,841	3,634,315

		25,347,572

HEALTH CARE — 2.5%
Ligand Pharmaceuticals *	5,575	694,812
ModivCare *	19,375	2,246,144

		2,940,956

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP VALUE FUND JANUARY 31, 2022 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — 17.9%
Atkore *	3,736	$402,666
BWX Technologies, Cl W	46,865	2,085,961
CBIZ *	113,300	4,376,779
CIRCOR International *	73,093	2,029,793
Colfax *	97,170	3,995,630
ESCO Technologies	13,227	1,055,250
Forward Air	28,672	3,047,834
Kaman	38,092	1,522,537
KAR Auction Services *	165,115	2,347,935

		20,864,385

INFORMATION TECHNOLOGY — 14.0%
ACI Worldwide *	106,850	3,672,434
Cognyte Software *	88,783	963,296
OSI Systems *	18,296	1,517,470
Silicon Motion Technology ADR	53,123	4,196,717
Verint Systems *	57,835	2,968,671
Verra Mobility, Cl A *	187,074	2,963,252

		16,281,840

MATERIALS — 5.4%
HB Fuller	32,697	2,346,664
Silgan Holdings	89,112	3,990,435

		6,337,099

REAL ESTATE — 7.1%
Community Healthcare Trust ‡	46,843	2,123,861
Howard Hughes *	21,699	2,089,831
Medical Properties Trust ‡	74,143	1,687,495
Newmark Group, Cl A	152,602	2,336,337

		8,237,524

TOTAL COMMON STOCK (Cost $89,391,581)		110,886,708

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP VALUE FUND JANUARY 31, 2022 (UNAUDITED)

SHORT-TERM INVESTMENT — 4.5%

	Shares	Value
First American Treasury Obligations Fund, Cl X, 0.010% (A) (Cost $5,174,357)	5,174,357	$5,174,357

TOTAL INVESTMENTS— 99.8% (Cost $94,565,938)		$116,061,065

Percentages are based on Net Assets of $116,297,162.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	The rate shown is the 7-day effective yield as of January 31, 2022.

ADR — American Depositary Receipt

Cl — Class

As of January 31, 2022 all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2022, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CAR-QH-001-1600

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